Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Provision for federal or state income taxes	$ 1	$ 1
Increase in valuation allowance	6,296
Federal net operating loss carryforwards	40,350
State net operating loss carryforwards	$ 47,187
Federal and state tax loss carrforwards expiration year	2033
Federal research and development tax credits	$ 257
State research and development tax credits	578
Federal Orphan Drug tax credits	$ 6,682
Federal research tax credit carry forwards expiration year start	2035
Orphan drug credit carryforwards expiration year	2037
Unrecognized tax benefits	$ 7,488	4,733	$ 954
Accrual for interest and penalties related to unrecognized tax benefits	$ 0
Remeasurement in an income tax expense		$ 2,723
Remeasurement resulted in an income tax expense	21.00%	34.00%
Unrecognized tax benefits would reduce annual effective tax rate, if recognized	$ 6,557